Deposits	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Deposits

Note 9 - Deposits

The composition of deposits at December 31, 2013 and 2012 is as follows:

	2013		2012
	Amount	Percentage of Total	Amount	Percentage of Total
	(dollars in thousands)

Demand noninterest-bearing	$74,493	16%	$70,347	15%
Interest checking and money market	228,933	51%	211,066	46%
Savings	41,512	9%	43,336	10%
Time deposits $100,000 and over	44,690	10%	53,449	12%
Other time deposits	64,080	14%	79,414	17%

Total	$453,708	100%	$457,612	100%

The maturities of fixed-rate time deposits at December 31, 2013 are reflected in the table below:

Year ending December 31,	Time Deposits $100,000 and Over	Other Time Deposits
	(dollars in thousands)
2014	$21,528	$38,614
2015	7,060	9,819
2016	12,289	12,845
2017	3,163	2,554
2018	650	248
Thereafter	—	—

Total	$44,690	$64,080